November 1, 2004

Securities and Exchange Commission
450 Fifth St. N.W.
Washington, D.C.  20549-1004

ATTN: Mark Cowan
Document Control - EDGAR

Re:      AXP Variable Portfolio - Investment Series, Inc.
                  AXP Variable Portfolio - Equity Select Fund
                  AXP Variable Portfolio - Growth Fund
                  AXP Variable Portfolio - Large Cap Equity Fund
                  (formerly AXP Variable Portfolio - Capital Resource Fund) AXP Variable Portfolio - Large Cap Value Fund
                  AXP Variable Portfolio - New Dimensions Fund(R)
                  AXP Variable Portfolio - S&P 500 Index Fund
                  AXP Variable Portfolio - Small Cap Advantage Fund
                  AXP Variable Portfolio - Strategy Aggressive Fund
                  AXP Variable Portfolio - Threadneedle Emerging Markets Fund (formerly AXP Variable Portfolio - Emerging Markets Fund) AXP Variable Portfolio - Threadneedle International Fund (formerly AXP Variable Portfolio - International Fund)
         Post-Effective Amendment No. 52
         File No. 2-73115/811-3218

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above referenced fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 52 (Amendment). This Amendment was filed electronically on October 27, 2004.

If you have any questions regarding this filing, please contact either me at 612-671-4321 or Boba Selimovic at 612-671-7449.

Sincerely,




/s/ Christopher O. Petersen
----------------------------
    Christopher O. Petersen
    Counsel
    American Express Financial Corporation